CONCENTRATION OF RISK - TOTAL REVENUE & TOTAL ACCOUNTS RECEIVABLE (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 CNY (¥)
CONCENTRATION OF RISK
Total revenues	$ 151,842	¥ 1,054,235	¥ 1,353,627	¥ 1,384,273
Accounts receivable	$ 27,450		¥ 243,431		¥ 190,587
Minimum period for which the PRC government has been pursuing economic reform policies	20 years	20 years
Percentage of depreciation of the RMB against US$	7.20%	7.20%	4.40%	2.50%
Revenues | Customer risk | Customer A
CONCENTRATION OF RISK
Total revenues	$ 49,953	¥ 346,826	¥ 269,925	¥ 167,437
Accounts receivables | Customer risk | Customer A
CONCENTRATION OF RISK
Accounts receivable	9,771		¥ 52,072		67,840
Accounts receivables | Customer risk | Customer B
CONCENTRATION OF RISK
Accounts receivable	$ 3,258				¥ 22,618
Accounts receivables | Customer risk | Maximum | Customer B
CONCENTRATION OF RISK
Concentration risk (as a percent)			10.00%